Supplement dated Feb. 23, 2005 to the following prospectus:

     American Express New Solutions Variable Annuity dated April 30, 2004 --
                                240355 G (4/04)

The Variable Account and the Funds

Subject to approval of the shareholders at a special meeting to be held on April 1, 2005, the Evergreen VA Fund - Class 1 will merge into Evergreen VA Growth and Income Fund - Class 1 at the close of business on April 15, 2005.

After the completion of the merger, Evergreen VA Growth and Income Fund - Class 1 will change its name and fund investment objective:

FROM:

------------------------- ---------------------------------- -------------------
Fund Name                 Investment Objectives and          Investment Adviser
                          Policies
------------------------- ---------------------------------- -------------------
Evergreen VA Growth and   Capital growth in the value of     Evergreen
Income Fund - Class 1     its shares and current income.     Investment
                          Invests in primarily common        Management Company,
                          stocks of medium- and              LLC
                          large-sized U.S. companies whose
                          market capitalizations at time
                          of purchase fall within the
                          range tracked by the Russell
                          1000(R) Index.
------------------------- ---------------------------------- -------------------

TO:

------------------------- ---------------------------------- -------------------
Fund Name                 Investment Objectives and          Investment Adviser
                          Policies
------------------------- ---------------------------------- -------------------
Evergreen VA              Capital growth with the            Evergreen
Fundamental Large Cap     potential for current income.      Investment
Fund - Class 1            Capital growth in the value of     Management Company,
                          its shares and current income.     LLC
                          Invests in primarily common
                          stocks of medium- and
                          large-sized  U.S. companies
                          whose market capitalizations at
                          time of purchase fall within the
                          range tracked by the Russell
                          1000(R) Index.
------------------------- ---------------------------------- -------------------



240355-3 A (2/05)
*Valid until next prospectus update

Destroy April 29, 2005.